Derivative Instruments - Fair Value of Derivative Instruments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Values of Derivative Instruments
Asset Derivatives	$ 5,682,718	$ 6,975,930	$ 6,127,320
Liability Derivatives	$ (3,418,962)	$ (3,126,332)	(4,581,389)
Agriculturals | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	3.00%	3.00%
Energy | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	5.00%	3.00%
Interest rates | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	68.00%	54.00%
Interest rates | Deutsche Bank Total Return Swap Terminating July 1, 2020
Fair Values of Derivative Instruments
Sector exposure index	46.00%	44.00%
Metals | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	2.00%	4.00%
Stock indices | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	5.00%	16.00%
Stock indices | Deutsche Bank Total Return Swap Terminating July 1, 2020
Fair Values of Derivative Instruments
Sector exposure index	11.00%	14.00%
Futures Contracts
Fair Values of Derivative Instruments
Asset Derivatives	$ 3,172,216	$ 5,223,195	5,166,127
Liability Derivatives	(2,531,690)	(2,578,536)	(2,886,203)
Fair Value	640,526	2,644,659	2,279,924
Futures Contracts | Agriculturals
Fair Values of Derivative Instruments
Asset Derivatives	74,110	192,152	121,013
Liability Derivatives	(84,983)	(41,963)	(261,721)
Fair Value	(10,873)	$ 150,189	$ (140,708)
Futures Contracts | Agriculturals | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index		3.00%	3.00%
Futures Contracts | Currencies
Fair Values of Derivative Instruments
Asset Derivatives	214,555	$ 607,592	$ 763,565
Liability Derivatives	(224,284)	(214,009)	(345,781)
Fair Value	(9,729)	393,583	417,784
Futures Contracts | Energy
Fair Values of Derivative Instruments
Asset Derivatives	581,547	1,202,346	562,341
Liability Derivatives	(64,603)	(156,581)	(18,461)
Fair Value	516,944	$ 1,045,765	$ 543,880
Futures Contracts | Energy | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index		3.00%	1.00%
Futures Contracts | Interest rates
Fair Values of Derivative Instruments
Asset Derivatives	972,293	$ 480,661	$ 578,244
Liability Derivatives	(482,616)	(820,436)	(326,726)
Fair Value	489,677	$ (339,775)	$ 251,518
Futures Contracts | Interest rates | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index		54.00%	53.00%
Futures Contracts | Interest rates | Deutsche Bank Total Return Swap Terminating July 1, 2020
Fair Values of Derivative Instruments
Sector exposure index		44.00%	61.00%
Futures Contracts | Meats
Fair Values of Derivative Instruments
Asset Derivatives	82,091	$ 37,013	$ 79,821
Liability Derivatives	(2,708)	(5,967)	(10,487)
Fair Value	79,383	31,046	69,334
Futures Contracts | Metals
Fair Values of Derivative Instruments
Asset Derivatives	512,038	1,464,763	1,604,965
Liability Derivatives	(824,941)	(828,583)	(1,282,731)
Fair Value	(312,903)	$ 636,180	$ 322,234
Futures Contracts | Metals | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index		4.00%	3.00%
Futures Contracts | Soft commodities
Fair Values of Derivative Instruments
Asset Derivatives	524,236	$ 371,081	$ 344,652
Liability Derivatives	(57,668)	(161,787)	(86,579)
Fair Value	466,568	209,294	258,073
Futures Contracts | Stock indices
Fair Values of Derivative Instruments
Asset Derivatives	211,346	867,587	1,111,526
Liability Derivatives	(789,887)	(349,210)	(553,717)
Fair Value	(578,541)	$ 518,377	$ 557,809
Futures Contracts | Stock indices | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index		16.00%	15.00%
Futures Contracts | Stock indices | Deutsche Bank Total Return Swap Terminating July 1, 2020
Fair Values of Derivative Instruments
Sector exposure index		14.00%	10.00%
Forward Contracts
Fair Values of Derivative Instruments
Fair Value	149,098	$ 25,627	$ 705
Forward Contracts | Currencies
Fair Values of Derivative Instruments
Asset Derivatives	397,363	573,423	556,627
Liability Derivatives	(248,265)	(547,796)	(555,922)
Fair Value	$ 149,098	$ 25,627	$ 705
Forward Contracts | Currencies | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	17.00%	20.00%	25.00%
Forward Contracts | Currencies | Deutsche Bank Total Return Swap Terminating July 1, 2020
Fair Values of Derivative Instruments
Sector exposure index	43.00%	42.00%	29.00%
Swap Contracts
Fair Values of Derivative Instruments
Asset Derivatives	$ 2,113,139	$ 1,179,312	$ 404,566
Liability Derivatives	(639,007)		(1,139,264)
Fair Value	$ 1,474,132	$ 1,179,312	$ (734,698)
Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	100.00%	100.00%	100.00%
Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Fair Values of Derivative Instruments
Sector exposure index	100.00%	100.00%	100.00%